Expenses by nature (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Leases and service charges	$ 34		$ 26		$ 43
Depreciation and amortization	9,144		7,657		9,259
Maintenance, security, cleaning, repairs and others	438		493		576
Other expenses	3,433		3,600		3,352
Costs [Member]
Statement [Line Items]
Leases and service charges		$ 796,000,000	694,000,000		795,000,000
Bank expenses		37,000,000	24,000,000		17,000,000
Depreciation and amortization		1,725,000,000	1,638,000,000		1,811,000,000
Allowance for doubtful accounts, net		0	0		0
Advertising and other selling expenses	4,700,000,000		2,861,000,000		1,265,000,000
Taxes, rates and contributions		2,021,000,000	2,466,000,000		1,906,000,000
Maintenance, security, cleaning, repairs and others		8,371,000,000	7,614,000,000		6,013,000,000
Fees and payments for services		11,030,000,000	11,618,000,000		14,315,000,000
Director's fees		0	0		0
Cost of sale of goods and services		13,620,000,000	16,015,000,000		12,195,000,000
Change in agricultural products and biological assets		57,012,000,000	93,249,000,000		69,518,000,000
Salaries, social security costs and other personnel expenses		14,493,000,000	12,976,000,000		10,839,000,000
Supplies and labors		670,000,000	604,000,000		502,000,000
Freights		6,000,000	6,000,000		4,000,000
Conditioning and clearance		0	0		0
Travel, library expenses and stationery		384,000,000	259,000,000		134,000,000
Interconnection and roaming expenses		219,000,000	213,000,000	$ 166,000,000
Other expenses		218,000,000	206,000,000		122,000,000
Total expenses by nature		115,302,000,000	150,443,000,000		119,602,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Leases and service charges		307,000,000	259,000,000		183,000,000
Bank expenses		411,000,000	392,000,000		371,000,000
Depreciation and amortization		853,000,000	979,000,000		1,022,000,000
Allowance for doubtful accounts, net		0	0		0
Advertising and other selling expenses	18,000,000		0		0
Taxes, rates and contributions		741,000,000	612,000,000		593,000,000
Maintenance, security, cleaning, repairs and others		1,518,000,000	1,522,000,000		1,477,000,000
Fees and payments for services		2,788,000,000	2,220,000,000		1,619,000,000
Director's fees		10,253,000,000	3,928,000,000		4,471,000,000
Cost of sale of goods and services		0	0		0
Change in agricultural products and biological assets		0	0		0
Salaries, social security costs and other personnel expenses		10,402,000,000	9,093,000,000		8,095,000,000
Supplies and labors		0	0		0
Freights		3,000,000	2,000,000		17,000,000
Conditioning and clearance		0	0		0
Travel, library expenses and stationery		289,000,000	321,000,000		211,000,000
Interconnection and roaming expenses		10,000,000	4,000,000	4,000,000
Other expenses		187,000,000	172,000,000		203,000,000
Total expenses by nature		27,780,000,000	19,504,000,000		18,266,000,000
Selling Expenses [Member]
Statement [Line Items]
Leases and service charges		31,000,000	24,000,000		60,000,000
Bank expenses		11,000,000	2,000,000		4,000,000
Depreciation and amortization		110,000,000	45,000,000		112,000,000
Allowance for doubtful accounts, net		195,000,000	(15,000,000)		780,000,000
Advertising and other selling expenses	369,000,000		929,000,000		244,000,000
Taxes, rates and contributions		5,668,000,000	5,898,000,000		5,508,000,000
Maintenance, security, cleaning, repairs and others		15,000,000	9,000,000		15,000,000
Fees and payments for services		1,134,000,000	1,313,000,000		1,212,000,000
Director's fees		0	0		0
Cost of sale of goods and services		0	0		0
Change in agricultural products and biological assets		0	0		0
Salaries, social security costs and other personnel expenses		1,371,000,000	852,000,000		1,015,000,000
Supplies and labors		17,000,000	647,000,000		573,000,000
Freights		4,010,000,000	4,911,000,000		4,195,000,000
Conditioning and clearance		414,000,000	638,000,000		668,000,000
Travel, library expenses and stationery		176,000,000	119,000,000		73,000,000
Interconnection and roaming expenses		4,000,000	0	0
Other expenses		31,000,000	454,000,000		200,000,000
Total expenses by nature		13,556,000,000	15,826,000,000		14,659,000,000
Production Costs [Member]
Statement [Line Items]
Leases and service charges		1,134,000,000	977,000,000		1,038,000,000
Bank expenses		459,000,000	418,000,000		392,000,000
Depreciation and amortization		2,688,000,000	2,662,000,000		2,945,000,000
Allowance for doubtful accounts, net		195,000,000	(15,000,000)		780,000,000
Advertising and other selling expenses	$ 5,087,000,000		3,790,000,000		1,509,000,000
Taxes, rates and contributions		8,430,000,000	8,976,000,000		8,007,000,000
Maintenance, security, cleaning, repairs and others		9,904,000,000	9,145,000,000		7,505,000,000
Fees and payments for services		14,952,000,000	15,151,000,000		17,146,000,000
Director's fees		10,253,000,000	3,928,000,000		4,471,000,000
Cost of sale of goods and services		13,620,000,000	16,015,000,000		12,195,000,000
Change in agricultural products and biological assets		57,012,000,000	93,249,000,000		69,518,000,000
Salaries, social security costs and other personnel expenses		26,266,000,000	22,921,000,000		19,949,000,000
Supplies and labors		687,000,000	1,251,000,000		1,075,000,000
Freights		4,019,000,000	4,919,000,000		4,216,000,000
Conditioning and clearance		414,000,000	638,000,000		668,000,000
Travel, library expenses and stationery		849,000,000	699,000,000		418,000,000
Interconnection and roaming expenses		233,000,000	217,000,000	$ 170,000,000
Other expenses		436,000,000	832,000,000		525,000,000
Total expenses by nature		$ 156,638,000,000	$ 185,773,000,000		$ 152,527,000,000